Organization and Business Overview	6 Months Ended
May 31, 2026
Organization and Business Overview [Abstract]
ORGANIZATION AND BUSINESS OVERVIEW
1.	ORGANIZATION AND BUSINESS OVERVIEW

Company Overview

Intelligent Group Limited (“IGL” or the “Company”) is a company with limited liability incorporated in the British Virgin Islands on July 5, 2018. The Company’s registered office is located at the office of Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, VG1110, British Virgin Islands and its principal place of business is situated at Unit 1203C, Level 12, Admiralty Centre, Tower 1, 18 Harcourt Road, Admiralty, Hong Kong.

The Company through its subsidiaries (collectively referred to as the “Group”) principally engage in providing financial public relations (“Financial PR”) services in Hong Kong.

As of May 31, 2026, the Company had interests (direct and indirect) in the following subsidiaries:

Name	Place and date of formation	Issued ordinary share capital		Ownership	Principal activity
Intelligent Joy Limited (“IJL”)	Hong Kong, October 24, 2016	HK$	2,010,003	100% owned by IGL	Financial PR services
Intelligent Tech Limited (“ITL”)	Hong Kong, June 16, 2018	HK$	100	100% owned by IGL	Financial PR services
LQ Capital Limited	Hong Kong, March 2, 2020	HK$	100	100% owned by IGL	Money lender’s license
Shenzhen Huiyue Technology Limited	PRC, March 30,2018	RMB$	1,000,000	100% owned by IGL	Provision of Finance PR services and support
Hong Kong Mayflower Financial Holding Company Limited	Hong Kong, January 12, 2026	HK$	10,000	100% owned by ITL	Financial service activities
Hong Kong Zhiyun Fintax Limited	Hong Kong, March 9, 2026	HK$	10,000	100% owned by ITL	Financial service activities
Qisheng Tax Services Limited	Hong Kong, May 28, 2026	HK$	10,000	100% owned by ITL	Provision of financial consulting services
Intelligent Management Limited Liability Company(“IMLL”)	Kyrgyz Republic, March 31, 2026	KGS	10,000	100% owned by ITL	Trading business
United Planning Company Limited	Hong Kong, November 21, 2022	HK$	10,000	100% owned by Hong Kong Mayflower Financial Holding Company Limited	Money lender’s license
Huiyue Finance Company Limited Liability	Kyrgyz Republic, April 8, 2026	KGS	875,000	100% owned by IMLL	Trading and financial services activities

Reclassification of Class A and Class B ordinary shares

On November 27, 2024, the shareholders of the Company passed a resolution to reclassify 1,500,000 ordinary shares held by Ms. Wai Lau into Class B ordinary shares, with remaining ordinary shares as Class A ordinary shares. All of the Class B shareholders were controlled by Ms. Wai Lau, the founder of the Company.

Each of the Class A ordinary shares and Class B ordinary shares has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However, each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to fifty (50) votes on any resolutions. The reclassification of 1,500,000 Class A ordinary shares into 1,500,000 Class B ordinary shares was completed on April 8, 2025.

Class B ordinary shares

Subsequently, 1,500,000 ordinary shares held by Ms. Wai Lau were reclassified as Class B ordinary shares. In December 2025, these shares were transferred to VL Prime Capital Limited, an entity affiliated with Ms. Wai Lau. After the 1-for-20 reverse stock split effective February 17, 2026, this holding was adjusted to 75,000 Class B ordinary shares.

On closing of the private placement on April 29, 2026, the Company issued 600,000 Class B ordinary shares to New Bay Development (Intel) Holding Co., Limited. Such shares are directly held by New Bay Development (Intel) Holding Co., Limited, a wholly-owned subsidiary of New Bayarea Development Holding Co., Ltd, which is wholly-owned by XJ International Holdings Co., Ltd. Under Rule 13d-3 of the Securities Exchange Act of 1934, each of these three entities is deemed to beneficially hold sole voting and dispositive power over these 600,000 Class B ordinary shares.